Description of Plan - Additional Information (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Description of Plan [Line Items]
Deferral rate	3.00%
Deferral rate increasing percentage	1.00%
Percentage of employee contribution	75.00%
Maximum contribution amount	$ 23,500
Percentage of employer contribution	100.00%
Employee benefit plan participant maximum annual catch up contribution amount	$ 7,500
Employee benefit plan maximum annual super catch-up contribution limit amount	3,750
Employee benefit plan discretionary profit sharing contributions	$ 3,034,249
Plan designated normal retirement age to withdrawals of employer contributions	55 years
Minimum required period of services for discretionary profit-sharing contribution to participants	1000 hours
Plan designated age to withdrawals of employer contributions if participant dies or disabled	59 years 6 months
Employee benefit plan minimum borrow amount	$ 1,000
Employee benefit plan maximum borrowing percentage	50.00%
Employee benefit plan highest outstanding note balance	$ 50,000
Maximum
EBP, Description of Plan [Line Items]
Deferral rate increasing percentage	6.00%
Percentage on employee eligible compensation	6.00%
Percentage of employer paid cash bonuses	100.00%